Document and Entity Information	Sep. 26, 2019
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001084580
Document Type	8-K
Document Period End Date	Sep. 26, 2019
Entity Registrant Name	Jefferies Group LLC
Entity Incorporation State Country Code	DE
Entity File Number	1-14947
Entity Tax Identification Number	95-4719745
Entity Address, Address Line One	520 Madison Ave.
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	284-2550
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
M 4.850 Senior Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.850% Senior Notes Due 2027
Trading Symbol	JEF /27A
Security Exchange Name	NYSE
M 5.125 Senior Notes Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.125% Senior Notes Due 2023
Trading Symbol	JEF /23
Security Exchange Name	NYSE